Note 16 - Stock-based Compensation Plans Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Vested or expected to vest at January 31, 2016, shares (in shares)	505,228
Vested or expected to vest at January 31, 2016, weighted-average exercise price (in dollars per share)	$ 12.20
Vested or expected to vest at January 31, 2017 (Year)	4 years 73 days
Vested or expected to vest at January 31, 2016, aggregate intrinsic value	$ 4.7
Performance Shares [Member]
Number of Units Outstanding (in shares)	253,537	174,258
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 12.39	$ 12.61
Weighted-Average Remaining Contractual, PSU (Year)	6 years 219 days	7 years 73 days	7 years 328 days
Aggregate Intrinsic Value, PSU	$ 7.3	$ 4.9	$ 3.0
Number of PSUs Granted (in shares)	54,480	49,187
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 23.37	$ 19.70
Performance units issued (in shares)	29,630	30,092
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 9.26	$ 9.34
Number of Units Outstanding (in shares)	337,647	253,537	174,258
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 13.73	$ 12.39	$ 12.61
Vested or expected to vest at January 31, 2016, shares (in shares)	337,647
Vested or expected to vest at January 31, 2016, weighted-average exercise price (in dollars per share)	$ 13.73
Vested or expected to vest at January 31, 2017 (Year)	6 years 219 days
Vested or expected to vest at January 31, 2016, aggregate intrinsic value	$ 7.3
Exercisable at January 31, 2016, number of units (in shares)	233,980
Exercisable at January 31, 2016, PSU weighted-average granted date fair value (in dollars per share)	$ 10.30
Exercisable at January 31, 2016, Weighted-Average Remaining Contractual, PSU (Year)	5 years 292 days
Exercisable at January 31, 2016, Aggregate Intrinsic Value, PSU	$ 5.0